Employee benefit plans - Amounts Expected to be Recognized in Net Periodic Benefit Income (Cost) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Prepaid benefit cost	$ 1,464	$ 1,357
Pension Benefits | Domestic
Defined Benefit Plan Disclosure [Line Items]
Prepaid benefit cost	1,249	1,077
Accrued benefit cost	170	160
Total pension and healthcare benefits	1,079	917
Pension Benefits | Foreign
Defined Benefit Plan Disclosure [Line Items]
Prepaid benefit cost	222	280
Accrued benefit cost	87	68
Total pension and healthcare benefits	135	212
Healthcare Benefits | Domestic
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit cost	28	50
Total pension and healthcare benefits	(28)	(50)
Healthcare Benefits | Foreign
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit cost	6	5
Total pension and healthcare benefits	$ (6)	$ (5)